Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments Under All Non-Cancelable Operating Leases

	Office Space	Transportation Equipment	Terminals and Tanks	Total
2015	$2,282	$14,796	$15,752	$32,830
2016	1,846	9,451	7,149	18,446
2017	1,625	7,430	2,687	11,742
2018	1,631	5,967	2,692	10,290
2019	1,580	5,705	2,697	9,982
2020 and thereafter	4,484	6,617	20,866	31,967
Total minimum lease obligations	$13,448	$49,966	$51,843	$115,257

Total Operating Lease Expense

Year Ended December 31, 2014	$37,941
Year Ended December 31, 2013	$27,674
Year Ended December 31, 2012	$21,530